CONSOLIDATED BALANCE SHEETS (Parenthetical)	Sep. 30, 2014	Dec. 31, 2013
Class A Authorized: Unlimited
Issued and outstanding	76,076,686	75,522,411
Equity Units
Issued and outstanding	961	500,236